ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 20.1%
	ASSET MANAGEMENT - 1.1%
3,300	Blackstone, Inc.	$ 568,986

	BANKING - 1.4%
3,000	JPMorgan Chase & Company	719,130

	HEALTH CARE FACILITIES & SERVICES - 1.1%
1,100	UnitedHealth Group, Inc.	556,446

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
2,900	Goldman Sachs Group, Inc. (The)	1,660,598

	INSURANCE - 1.0%
1,100	Berkshire Hathaway, Inc., Class B(a)	498,608

	INTERNET MEDIA & SERVICES - 2.8%
1,600	Netflix, Inc.(a)	1,426,112

	MEDICAL EQUIPMENT & DEVICES - 1.0%
7,900	Baxter International, Inc.	230,364
3,300	GE HealthCare Technologies, Inc.	257,994
		488,358
	RETAIL - CONSUMER STAPLES - 2.2%
1,200	Costco Wholesale Corporation	1,099,524

	SEMICONDUCTORS - 1.4%
5,200	NVIDIA Corporation	698,308

	SOFTWARE - 2.7%
4,700	Klaviyo, Inc.(a)	193,828
2,700	Microsoft Corporation	1,138,050
		1,331,878
	TECHNOLOGY SERVICES - 1.6%
2,600	Visa, Inc., Class A	821,704

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 20.1% (Continued)
	TOBACCO & CANNABIS - 0.5%
4,600	Altria Group, Inc.			$ 240,534

	TOTAL COMMON STOCKS (Cost $9,031,764)			10,110,186

	EXCHANGE-TRADED FUNDS — 60.1%
	EQUITY - 60.1%
10,000	Fidelity High Dividend ETF			499,400
18,400	Fidelity Momentum Factor ETF			1,280,839
76,000	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF			4,143,443
70,000	iShares Core Dividend ETF			3,318,000
4,000	iShares Russell 2000 ETF			883,840
3,300	iShares Semiconductor ETF			711,117
19,700	SPDR S&P 1500 Value Tilt ETF			3,625,726
17,400	Technology Select Sector SPDR Fund			4,045,848
20,800	Vanguard Communication Services ETF			3,223,168
5,200	Vanguard Consumer Staples ETF			1,099,176
2,000	Vanguard Health Care ETF			507,380
7,000	Vanguard Industrials ETF			1,780,734
4,200	Vanguard Russell 2000 Growth ETF			882,588
2,800	Vanguard S&P 500 ETF			1,508,668
9,300	Vanguard Total Stock Market ETF			2,695,233
9,300	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,379,330)			30,205,160

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 12.9%
	U.S. TREASURY NOTES — 12.9%
6,500,000	United States Treasury Note (Cost $6,476,091)	1.5000	02/15/25	6,477,427

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 7.0%
	MONEY MARKET FUND - 1.3%
638,438	First American Government Obligations Fund, Class X, 4.41%(b)			$ 638,438

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 5.7%
2,400,000	United States Treasury Bill(b)	4.1400	03/06/25	2,382,444
500,000	United States Treasury Bill(b)	4.1500	03/13/25	495,941
				2,878,385

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,515,036)			3,516,823

	TOTAL INVESTMENTS - 100.1% (Cost $46,402,221)			$ 50,309,596
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(17,680)
	NET ASSETS - 100.0%			$ 50,291,916

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 14.1%
	ASSET MANAGEMENT - 2.7%
4,100	Blackstone, Inc.	$ 706,922

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
1,200	Goldman Sachs Group, Inc. (The)	687,144

	INSURANCE - 0.5%
300	Berkshire Hathaway, Inc., Class B(a)	135,984

	INTERNET MEDIA & SERVICES - 1.4%
400	Netflix, Inc.(a)	356,528

	MEDICAL EQUIPMENT & DEVICES - 0.7%
6,000	Baxter International, Inc.	174,960

	RETAIL - CONSUMER STAPLES - 1.1%
300	Costco Wholesale Corporation	274,881

	SEMICONDUCTORS - 1.0%
2,000	NVIDIA Corporation	268,580

	SOFTWARE - 2.1%
1,300	Microsoft Corporation	547,950

	TECHNOLOGY SERVICES - 1.2%
1,000	Visa, Inc., Class A	316,040

	TOBACCO & CANNABIS - 0.7%
3,600	Altria Group, Inc.	188,244

	TOTAL COMMON STOCKS (Cost $3,163,585)	3,657,233

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 44.6%
	EQUITY - 44.6%
42,000	iShares Core Dividend ETF			$ 1,990,800
20,500	iShares Morningstar Value ETF			1,660,090
1,000	SPDR Dow Jones Industrial Average ETF Trust			425,500
14,500	SPDR S&P 1500 Value Tilt ETF			2,668,682
6,700	Technology Select Sector SPDR Fund			1,557,884
11,000	Vanguard Communication Services ETF			1,704,560
3,800	Vanguard Consumer Staples ETF			803,244
800	Vanguard Health Care ETF			202,952
2,000	Vanguard Industrials ETF			508,781
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,621,031)			11,522,493

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 29.7%
	U.S. TREASURY NOTES — 29.7%
5,600,000	United States Treasury Note	1.5000	02/15/25	5,580,552
700,000	United States Treasury Note	4.3750	12/15/26	701,641
1,400,000	United States Treasury Note	3.8750	12/31/27	1,384,086
	TOTAL U.S. TREASURY NOTES (Cost $7,671,173)			7,666,279

Shares
	SHORT-TERM INVESTMENTS — 11.5%
	MONEY MARKET FUND - 4.6%
1,185,099	First American Government Obligations Fund, Class X, 4.41%(b)			1,185,099

Principal Amount ($)
	U.S. TREASURY BILLS — 6.9%
1,400,000	United States Treasury Bill(b)	4.1400	03/06/25	1,389,759
400,000	United States Treasury Bill(b)	4.1500	03/13/25	396,752
				1,786,511

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,970,472)			2,971,610

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Fair Value
TOTAL INVESTMENTS - 99.9% (Cost $24,426,261)	$ 25,817,615
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	15,268
NET ASSETS - 100.0%	$ 25,832,883

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.